Note 3 - Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Inventory, Current [Table Text Block]
As of December 31, 2012 and 2011, inventories consisted of the following:

	2012	2011

Raw material	$369,642	$28,667
Work in progress	832,270	436,980
Finished goods	2,038,809	1,382,434

	$3,240,721	$1,848,081